Investments	12 Months Ended
Mar. 31, 2017
Investments

4. Investments

Available-for-sale and held-to-maturity securities

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2016 and 2017 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	15,672,171	91,420	1,015	15,762,576
Japanese local government bonds	234,587	6,097	3	240,681
U.S. Treasury bonds and federal agency securities	436,792	1,720	32	438,480
Other foreign government bonds	939,808	2,740	153	942,395
Agency mortgage-backed securities (1)	920,375	29,804	1,293	948,886
Residential mortgage-backed securities	206,882	4,254	878	210,258
Commercial mortgage-backed securities	186,525	788	523	186,790
Japanese corporate bonds and other debt securities (2)	2,079,599	15,688	420	2,094,867
Foreign corporate bonds and other debt securities (3)	839,981	8,744	1,421	847,304
Equity securities (marketable)	1,663,486	2,121,379	4,577	3,780,288

Total	23,180,206	2,282,634	10,315	25,452,525

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,760,032	56,620	—	3,816,652
Agency mortgage-backed securities (4)	1,058,929	3,894	6,266	1,056,557

Total	4,818,961	60,514	6,266	4,873,209

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,256,512	22,782	16,408	10,262,886
Japanese local government bonds	279,864	4,841	233	284,472
U.S. Treasury bonds and federal agency securities	1,148,389	10	4,578	1,143,821
Other foreign government bonds	933,942	1,246	236	934,952
Agency mortgage-backed securities (1)	832,738	15,500	5,441	842,797
Residential mortgage-backed securities	142,879	1,838	558	144,159
Commercial mortgage-backed securities	223,105	1,092	282	223,915
Japanese corporate bonds and other debt securities (2)	1,958,472	52,046	2,286	2,008,232
Foreign corporate bonds and other debt securities (3)	909,052	3,377	1,643	910,786
Equity securities (marketable)	1,528,808	2,273,883	1,593	3,801,098

Total	18,213,761	2,376,615	33,258	20,557,118

Held-to-maturity securities:
Debt securities:
Japanese government bonds	3,059,976	37,168	—	3,097,144
Agency mortgage-backed securities (4)	757,384	121	7,931	749,574

Total	3,817,360	37,289	7,931	3,846,718

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥168,604 million and ¥780,282 million, respectively, at March 31, 2016, and ¥134,240 million and ¥708,557 million, respectively, at March 31, 2017. U.S. agency securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	Other debt securities presented in the above table primarily consist of certificates of deposit (“CDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥158,446 million at March 31, 2016, and ¥155,138 million at March 31, 2017.
(3)	Other debt securities presented in the above table primarily consist of CDs, ABS, and collateralized loan obligations (“CLO”), of which the total fair values were ¥201,952 million at March 31, 2016, and ¥258,059 million at March 31, 2017.
(4)	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.

Contractual maturities

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2017 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

Amortized cost	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,147,992	5,538,724	1,569,796	—	10,256,512
Japanese local government bonds	41,307	101,307	136,701	549	279,864
U.S. Treasury bonds and federal agency securities	1,065,881	—	82,508	—	1,148,389
Other foreign government bonds	757,093	170,836	6,013	—	933,942
Agency mortgage-backed securities	—	—	—	832,738	832,738
Residential mortgage-backed securities	—	—	—	142,879	142,879
Commercial mortgage-backed securities	7,000	116,633	99,472	—	223,105
Japanese corporate bonds and other debt securities	471,592	866,455	431,097	189,328	1,958,472
Foreign corporate bonds and other debt securities	450,865	399,330	55,808	3,049	909,052

Total	5,941,730	7,193,285	2,381,395	1,168,543	16,684,953

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,100,032	1,480,073	479,871	—	3,059,976
Agency mortgage-backed securities	—	—	—	757,384	757,384

Total	1,100,032	1,480,073	479,871	757,384	3,817,360

Fair value	Due in one year or less	Due after one year through five years	Due after five years through ten years	Due after ten years	Total
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	3,151,367	5,549,293	1,562,226	—	10,262,886
Japanese local government bonds	41,366	102,326	140,138	642	284,472
U.S. Treasury bonds and federal agency securities	1,065,415	—	78,406	—	1,143,821
Other foreign government bonds	757,094	171,662	6,196	—	934,952
Agency mortgage-backed securities	—	—	—	842,797	842,797
Residential mortgage-backed securities	—	—	—	144,159	144,159
Commercial mortgage-backed securities	7,008	116,641	100,266	—	223,915
Japanese corporate bonds and other debt securities	472,047	869,226	433,132	233,827	2,008,232
Foreign corporate bonds and other debt securities	451,370	400,669	55,728	3,019	910,786

Total	5,945,667	7,209,817	2,376,092	1,224,444	16,756,020

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,102,730	1,491,570	502,844	—	3,097,144
Agency mortgage-backed securities	—	—	—	749,574	749,574

Total	1,102,730	1,491,570	502,844	749,574	3,846,718

Other-than-temporary impairment

The MHFG Group performs periodic reviews to identify impaired securities in accordance with ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). For debt securities, in the cases where the MHFG Group has the intent to sell a debt security or more likely than not will be required to sell a debt security before the recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss is recognized immediately through earnings. In other cases, the MHFG Group evaluates expected cash flows to be received and determines if a credit loss exists, and if so, the amount of an other-than-temporary impairment related to the credit loss is recognized in earnings, while the remaining decline in fair value is recognized in other comprehensive income, net of applicable taxes. For equity securities, impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuers, as well as the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value. If an equity security is deemed other-than-temporarily impaired, it shall be written down to fair value, with the full decline recognized in earnings.

The following table shows the other-than-temporary impairment losses on available-for-sale securities for the fiscal years ended March 31, 2015, 2016 and 2017. No impairment losses were recognized on held-to-maturity securities for the periods.

	2015	2016	2017
	(in millions of yen)
Available-for-sale securities:
Debt securities	450	4,020	138
Equity securities	618	34,041	12,029

Total	1,068	38,061	12,167

For the fiscal year ended March 31, 2017, the other-than-temporary impairment losses on debt securities were attributable to the decline in the fair value of certain Japanese corporate bonds in respect of which the MHFG Group determined credit losses existed. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment on these securities was recognized in earnings. There has never been any instance related to credit losses on debt securities recognized in earnings where a portion of an other-than-temporary impairment was recognized in other comprehensive income.

The other-than-temporary impairment losses on equity securities were mainly attributable to the decline in the fair value of certain Japanese equity securities.

Continuous unrealized loss position

The following table shows the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2016 and 2017:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2016
Available-for-sale securities:
Debt securities:
Japanese government bonds	1,531,400	692	74,427	323	1,605,827	1,015
Japanese local government bonds	3,434	3	—	—	3,434	3
U.S. Treasury bonds and federal agency securities	315,425	32	—	—	315,425	32
Other foreign government bonds	225,493	139	225	14	225,718	153
Agency mortgage-backed securities (1)	15,965	86	58,147	1,207	74,112	1,293
Residential mortgage-backed securities	2,417	3	39,984	875	42,401	878
Commercial mortgage-backed securities	40,471	300	22,465	223	62,936	523
Japanese corporate bonds and other debt securities	360,782	348	20,109	72	380,891	420
Foreign corporate bonds and other debt securities	186,478	972	22,090	449	208,568	1,421
Equity securities (marketable)	71,262	4,515	180	62	71,442	4,577

Total	2,753,127	7,090	237,627	3,225	2,990,754	10,315

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	394,673	5,384	101,892	882	496,565	6,266

Total	394,673	5,384	101,892	882	496,565	6,266

2017
Available-for-sale securities:
Debt securities:
Japanese government bonds	5,574,649	15,796	95,612	612	5,670,261	16,408
Japanese local government bonds	58,700	233	—	—	58,700	233
U.S. Treasury bonds and federal agency securities	1,013,962	4,578	—	—	1,013,962	4,578
Other foreign government bonds	334,300	230	8,327	6	342,627	236
Agency mortgage-backed securities (1)	195,887	3,705	42,501	1,736	238,388	5,441
Residential mortgage-backed securities	5,873	3	28,994	555	34,867	558
Commercial mortgage-backed securities	8,314	218	17,634	64	25,948	282
Japanese corporate bonds and other debt securities	470,602	2,062	158,713	224	629,315	2,286
Foreign corporate bonds and other debt securities	202,347	1,353	77,699	290	280,046	1,643
Equity securities (marketable)	30,688	383	4,117	1,210	34,805	1,593

Total	7,895,322	28,561	433,597	4,697	8,328,919	33,258

Held-to-maturity securities:
Debt securities:
Agency mortgage-backed securities (2)	460,882	3,518	259,466	4,413	720,348	7,931

Total	460,882	3,518	259,466	4,413	720,348	7,931

Notes	:
(1)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016, and ¥134,118 million and ¥104,270 million, respectively, at March 31, 2017. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.
(2)	All Agency mortgage-backed securities presented in the above table are Ginnie Mae securities.

At March 31, 2017, the MHFG Group did not intend to sell the debt securities in an unrealized loss position and it was not more likely than not that the MHFG Group would be required to sell them before the recovery of their amortized cost bases. For Japanese government bonds, U.S. Treasury bonds and federal agency securities and Agency mortgage-backed securities, their entire amortized cost bases were expected to be recovered since the unrealized losses had not resulted from credit deterioration, but primarily from changes in interest rates. For the debt securities other than those described above, including Japanese corporate bonds with similar credit risks as the other-than-temporarily impaired securities, the MHFG Group determined that their entire amortized cost bases were expected to be recovered, after considering various factors such as the extent to which their fair values were below their amortized cost bases, the external and/or internal ratings and the present values of cash flows expected to be collected. Based on the aforementioned evaluation, the MHFG Group determined that the debt securities in an unrealized loss position were not considered other-than-temporarily impaired.

The equity securities in an unrealized loss position were determined not to be other-than-temporarily impaired based on the evaluation of the following factors: (1) the severity and duration of the impairments, (2) the financial condition and near-term prospects of the issuers, and (3) the MHFG Group’s ability and intent to hold these investments for a reasonable period of time sufficient for a forecasted recovery of fair value.

Realized gains and losses

The following table shows the realized gains and losses on sales of available-for-sale securities for the fiscal years ended March 31, 2015, 2016 and 2017. See “Consolidated Statements of Cash Flows for the fiscal years ended March 31, 2015, 2016 and 2017” for the proceeds from sales of investments, the vast majority of which consists of the proceeds from sales of available-for-sale securities.

	2015	2016	2017
	(in millions of yen)
Gross realized gains	220,250	297,344	353,036
Gross realized losses	(14,670)	(45,376)	(21,163)

Net realized gains (losses) on sales of available-for-sale securities	205,580	251,968	331,873

Other investments

The following table summarizes the composition of Other investments at March 31, 2016 and 2017:

	2016	2017
	(in millions of yen)
Equity method investments	258,180	249,679
Investments held by consolidated investment companies	42,045	37,462
Other equity interests	313,221	307,928

Total	613,446	595,069

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities with carrying values of ¥124,830 million and ¥132,817 million, at March 31, 2016 and 2017, respectively. The aggregate market values of these marketable equity securities were ¥277,508 million and ¥273,249 million, respectively. The majority of the aggregate market values of these marketable equity securities are related to Orient Corporation, of which the MHFG Group’s proportionate share of the total outstanding common stock was 49.0% as of March 31, 2017.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies over which it has control through either ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests primarily consist of non-marketable equity securities outside the scope of ASC 320, of which the fair values are not readily determinable, nor practicable to estimate. The MHFG Group has neither significant influence nor control over the investees. Each of these securities is stated at acquisition cost, with an other-than-temporary impairment, if any, included in earnings. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.